SUBSIDIARIES (Details)	Dec. 31, 2013
Ownership interests:
Subsidiary Ownership Percentage	100.00%
Golar LNG 1460 Corporation
Ownership interests:
Percentage ownership in subsidiary	100.00%
Golar LNG 2216 Corporation
Ownership interests:
Percentage ownership in subsidiary	100.00%
Golar Management Limited
Ownership interests:
Percentage ownership in subsidiary	100.00%
Golar GP LLC - Limited Liability Company
Ownership interests:
Percentage ownership in subsidiary	100.00%
Golar LNG Energy Limited
Ownership interests:
Percentage ownership in subsidiary	100.00%
Golar Gimi Limited
Ownership interests:
Percentage ownership in subsidiary	100.00%
Golar Hilli Limited
Ownership interests:
Percentage ownership in subsidiary	100.00%
Golar Hull M2021 Corporation
Ownership interests:
Percentage ownership in subsidiary	100.00%
Golar Hull M2022 Corporation
Ownership interests:
Percentage ownership in subsidiary	100.00%
Golar Hull M2023 Corporation
Ownership interests:
Percentage ownership in subsidiary	100.00%
Golar Hull M2024 Corporation
Ownership interests:
Percentage ownership in subsidiary	100.00%
Golar Hull M2026 Corporation
Ownership interests:
Percentage ownership in subsidiary	100.00%
Golar Hull M2027 Corporation
Ownership interests:
Percentage ownership in subsidiary	100.00%
Golar Hull M2031 Corporation
Ownership interests:
Percentage ownership in subsidiary	100.00%
Golar Hull M2047 Corporation
Ownership interests:
Percentage ownership in subsidiary	100.00%
Golar Hull M2048 Corporation
Ownership interests:
Percentage ownership in subsidiary	100.00%
Golar LNG NB10 Corporation
Ownership interests:
Percentage ownership in subsidiary	100.00%
Golar LNG NB11 Corporation
Ownership interests:
Percentage ownership in subsidiary	100.00%
Golar LNG NB12 Corporation
Ownership interests:
Percentage ownership in subsidiary	100.00%
Golar LNG NB13 Corporation
Ownership interests:
Percentage ownership in subsidiary	100.00%
Bluewater Gandria N.V.
Ownership interests:
Percentage ownership in subsidiary	100.00%